Liabilities Subject to Compromise (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Liabilities Subject to Compromise
The following table presents LSTC as reported in the consolidated balance sheets at December 31, 2015 and 2014:

	December 31,
	2015	2014
Notes, loans and other debt per the following table	$3,273	$3,843
Accrued interest on notes, loans and other debt	81	138
Advances and other payables to affiliates	—	7
Total liabilities subject to compromise	$3,354	$3,988

Schedule of Long-term Debt Instruments	Amounts presented below represent principal amounts of pre-petition notes, loans and other debt reported as liabilities subject to compromise.